Accounts Payable and accrued Expenses Accounts Payable and Accrued Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable	$ 3,639	$ 4,984
Accrued Liabilities	24,742	36,177
Other Accrued Liabilities	3,941	7,585
Accounts Payable and Accrued Liabilities, Current	$ 32,322	$ 48,746